Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	₩ 1,882,291	₩ 872,731
Short-term financial instruments	237,230	508,677
Short-term investment securities	0	5,010
Accounts receivable — trade, net	1,970,611	1,913,511
Short-term loans, net	78,590	70,817
Accounts receivable — other, net	479,781	548,362
Contract assets	83,058	76,698
Prepaid expenses	1,974,315	1,987,503
Prepaid income taxes	415	77
Derivative financial assets	168,527	30,110
Inventories, net	166,355	204,637
Non-current assets held for sale	6,377	8,734
Advanced payments and others	171,646	125,798
Total Current Assets	7,219,196	6,352,665
Non-Current Assets:
Long-term financial instruments	375	375
Long-term investment securities	1,410,736	1,715,078
Investments in associates and joint ventures	1,889,289	2,197,351
Investment property, net	25,137	23,034
Property and equipment, net	13,322,492	12,871,259
Goodwill	2,075,009	2,072,493
Intangible assets, net	3,324,910	3,869,769
Long-term contract assets	49,163	41,580
Long-term loans, net	26,973	21,979
Long-term accounts receivable — other	373,951	275,238
Long-term prepaid expenses	1,073,422	1,069,148
Guarantee deposits, net	167,441	186,713
Long-term derivative financial assets	152,633	187,484
Deferred tax assets	6,860	128
Defined benefit assets	175,748	18,427
Other non-current assets	14,927	8,556
Total Non-Current Assets	24,089,066	24,558,612
Total Assets	31,308,262	30,911,277
Current Liabilities:
Accounts payable — trade	89,255	190,559
Accounts payable — other	2,427,906	2,071,870
Withholdings	803,555	790,489
Contract liabilities	172,348	166,436
Accrued expenses	1,505,549	1,295,404
Income tax payable	112,358	192,221
Derivative financial liabilities	0	52
Provisions	39,683	61,656
Short-term borrowings	142,998	12,998
Current portion of long-term debt, net	1,967,586	1,430,324
Current portion of long-term payables — other	398,874	398,823
Lease liabilities	386,429	349,568
Other current liabilities	0	35
Total Current Liabilities	8,046,541	6,960,435
Non-Current Liabilities:
Debentures, excluding current portion, net	6,524,095	7,037,424
Long-term borrowings, excluding current portion, net	668,125	353,122
Long-term payables — other	1,239,467	1,611,010
Long-term lease liabilities	1,395,628	1,184,714
Long-term contract liabilities	61,574	36,531
Defined benefit liabilities	61	13,157
Long-term derivative financial liabilities	302,593	321,084
Long-term provisions	79,415	65,339
Deferred tax liabilities	763,766	941,301
Other non-current liabilities	71,801	52,022
Total Non-Current Liabilities	11,106,525	11,615,704
Total Liabilities	19,153,066	18,576,139
Shareholders' Equity:
Share capital	30,493	30,493
Capital surplus and others	(11,965,876)	(12,022,485)
Hybrid bonds	398,759	398,759
Retained earnings	22,463,711	22,437,341
Reserves	391,233	735,238
Equity attributable to owners of the Parent Company	11,318,320	11,579,346
Non-controlling interests	836,876	755,792
Total Shareholders' Equity	12,155,196	12,335,138
Total Liabilities and Shareholders' Equity	₩ 31,308,262	₩ 30,911,277